Stockholders’ Equity, Partners’ Capital and Preferred Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Common Stock Dividends Declared and Paid
During the year ended December 31, 2020, the Company declared and paid the following common stock dividends (in thousands, except per share data):

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date
August 18, 2020	$0.10	September 15, 2020	$2,430	September 25, 2020
October 27, 2020	0.20	December 1, 2020	5,627	December 15, 2020
	$0.30		$8,057

Schedule of Dividends and Distributions	The following table shows the character of the Company’s common stock distributions paid on a percentage basis for the year ended December 31, 2020.

Successor
Year Ended December 31,
2020
Ordinary dividends	2.6%
Nondividend distributions	97.4%
Total	100.0%